Share capital (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	1 Months Ended
	Sep. 30, 2020	Sep. 15, 2020
Disclosure of classes of share capital [abstract]
Shares issued in private placement	650,000	650,000
Shares issued in private placement per share	₪ 66	₪ 66
Stock options issued to purchase ordinary shares	650,000	650,000
Exercise price	₪ 73	₪ 73
Proceeds from private placement		₪ 42.9